Employee Future Benefits - Defined Benefit Obligation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	$ 238
Current service cost	10	$ 12	$ 10
Actuarial gain arising from demographic assumptions	(26)	15
Defined benefit obligation, ending of period	278	238
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	619
Interest cost	23	22	24
Defined benefit obligation, ending of period	664	619
Registered
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	146
Current service cost	7	9	7
Defined benefit obligation, ending of period	170	146
Registered | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	514	561
Current service cost	7	9
Interest cost	19	18	20
Benefits paid	(51)	(42)
Curtailment and amendment gain	(3)
Actuarial gain arising from demographic assumptions	0	0
Actuarial loss arising from financial assumptions	57	(35)
Actuarial gain (loss) arising from experience adjustments	2	0
Effect of translation on US plans	(2)	3
Defined benefit obligation, ending of period	543	514	561
Supplemental Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	67
Current service cost	2	2	2
Defined benefit obligation, ending of period	86	67
Supplemental Pension Plan | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	80	87
Current service cost	2	2
Interest cost	3	3	3
Benefits paid	(4)	(5)
Curtailment and amendment gain	0
Actuarial gain arising from demographic assumptions	0	0
Actuarial loss arising from financial assumptions	9	(7)
Actuarial gain (loss) arising from experience adjustments	9	0
Effect of translation on US plans	0	0
Defined benefit obligation, ending of period	99	80	87
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	25
Current service cost	1	1	1
Defined benefit obligation, ending of period	22	25
Other | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	25	27
Current service cost	1	1
Interest cost	1	1	1
Benefits paid	(1)	(1)
Curtailment and amendment gain	0
Actuarial gain arising from demographic assumptions	2	0
Actuarial loss arising from financial assumptions	2	(2)
Actuarial gain (loss) arising from experience adjustments	(4)	(1)
Effect of translation on US plans	0	0
Defined benefit obligation, ending of period	22	25	27
Total | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	619	675
Current service cost	10	12
Interest cost	23	22
Benefits paid	(56)	(48)
Curtailment and amendment gain	(3)
Actuarial gain arising from demographic assumptions	2	0
Actuarial loss arising from financial assumptions	68	(44)
Actuarial gain (loss) arising from experience adjustments	7	(1)
Effect of translation on US plans	(2)	3
Defined benefit obligation, ending of period	$ 664	$ 619	$ 675